Retirement and Pension Plans (Schedule of Changes in Plan Assets) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Fair value of plan assets at end of year	¥ 130,437	¥ 129,156
Plan Assets [Member]
Fair value of plan assets at beginning of year	129,156	111,006
Actual return on plan assets	(2,694)	13,064
Employer contributions	13,427	13,830
Foreign currency exchange rate changes	(340)	556
Fair value of plan assets at end of year	130,437	129,156
Plan Assets Lump Sum Payments [Member]
Benefits paid	(4,763)	(5,053)
Plan Assets Annuity Payments [Member]
Benefits paid	¥ (4,349)	¥ (4,247)